Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2020
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of the consolidated financial statements of Enel Chile.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2020
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	-	300,357,149	27,617,370	83,819	-	3,977,675	-	332,036,013
Other current financial assets	707,749	2,614,678	29,977	-	-	-	-	3,352,404
Other current non-financial assets	1,117,707	15,358,682	2,189,622	293,128	-	842,434	-	19,801,573
Trade and other current receivables	1,663,044	544,736,403	7,713,459	773,733	-	-	-	554,886,639
Current accounts receivable from related parties	-	3,106,532	29,404,983	25,464,610	-	-	-	57,976,125
Inventories	48,280	17,978,682	4,042,276	1,234,785	-	6,006	-	23,310,029
Current tax assets	-	35,025,069	-	-	-	13,344	-	35,038,413
TOTAL CURRENT ASSETS	3,536,780	919,177,195	70,997,687	27,850,075	-	4,839,459	-	1,026,401,196

NON-CURRENT ASSETS
Other non-current financial assets	-	18,745,200	1,373,356	541,894	-	-	-	20,660,450
Other non-current non-financial assets	58,216	65,728,999	-	-	-	-	-	65,787,215
Trade and other non-current receivables	8,745,386	77,106,644	359,154,278	-	-	10,258	-	445,016,566
Non-current accounts receivable from related parties	-	-	48,358,915	-	-	-		48,358,915
Investments accounted for using the equity method	-	7,451,193	5,171,047	-	-	370,563	-	12,992,803
Intangible assets other than goodwill	-	115,140,459	49,736,710	-	-	237,352	-	165,114,521
Goodwill	-	887,257,655	28,447,714	-	-	-	-	915,705,369
Property, plant and equipment	1,045,376,735	3,102,444,105	871,743,874	-	-	13,931,758	-	5,033,496,472
Investment property	-	7,421,940	-	-	-	-	-	7,421,940
Right-of-use asset	19,262,028	27,760,561	1,634,255	6,845,348	-	-	-	55,502,192
Deferred tax assets	-	98,353,360	9,660,585	-	-	-	-	108,013,945
TOTAL NON CURRENT ASSETS	1,073,442,365	4,407,410,116	1,375,280,734	7,387,242	-	14,549,931	-	6,878,070,388
TOTAL ASSETS	1,076,979,145	5,326,587,311	1,446,278,421	35,237,317	-	19,389,390	-	7,904,471,584

	12-31-2019
ASSETS	UF	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	-	209,818,277	18,115,385	654,319	-	7,096,519	-	235,684,500
Other current financial assets	707,749	280,529	322,317	-	-	-	-	1,310,595
Other current non-financial assets	-	34,098,847	535,716	-	-	-	-	34,634,563
Trade and other current receivables	-	500,407,168	10,964,072	84,090	-	-	-	511,455,330
Current accounts receivable from related parties	-	3,419,722	40,603,423	22,859,682	833,336	-	465,970	68,182,133
Inventories	53,034	34,959,079	4,212,534	447,603	-	-	-	39,672,250
Current tax assets	-	117,532,553	9,740,736	-	-	-	-	127,273,289
TOTAL CURRENT ASSETS	760,783	900,516,175	84,494,183	24,045,694	833,336	7,096,519	465,970	1,018,212,660

NON-CURRENT ASSETS
Other non-current financial assets	-	7,220,618	2	-	-	-	-	7,220,620
Other non-current non-financial assets	56,950	37,993,234	-	-	-	-	-	38,050,184
Trade and other non-current receivables	-	146,276,706	167,297,679	-	-	-	-	313,574,385
Non-current accounts receivable from related parties	-	-	34,407,142	-	-	-	-	34,407,142
Investments accounted for using the equity method	-	7,928,588	-	-	-	-	-	7,928,588
Intangible assets other than goodwill	-	86,594,286	45,684,307	-	-	-	-	132,278,593
Goodwill	-	909,078,058	8,274,916	-	-	-	-	917,352,974
Property, plant and equipment	35,346,435	3,623,068,833	1,638,296,993	7,763,853	-	-	-	5,304,476,114
Investment property	-	6,795,155	-	-	-	-	-	6,795,155
Right-of-use asset	27,741,230	19,795,447	-	8,306,833	-	-	-	55,843,510
Deferred tax assets	-	6,530,201	15,318,038	-	-	-	-	21,848,239
TOTAL NON CURRENT ASSETS	63,144,615	4,851,281,126	1,909,279,077	16,070,686	-	-	-	6,839,775,504
TOTAL ASSETS	63,905,398	5,751,797,301	1,993,773,260	40,116,380	833,336	7,096,519	465,970	7,857,988,164

	12-31-2020
LIABILITIES	Unidad de Fomento	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	33,601,292	4	123,897,845	-	-	-	157,499,141
Current lease liability	3,129,937	65,504	2,841,336	970,934	-	-	7,007,711
Trade and other current payables	16,207,046	363,193,954	242,153,349	6,133,452		270,221	627,958,022
Current accounts payable to related parties	-	3,105,229	21,185,153	105,759,004	4,576	-	130,053,962
Other current provisions	-	3,194,786	-	-	-	240,018	3,434,804
Current tax liabilities	-	69,682,409	2,677,535	-	-	-	72,359,944
Other current non-financial liabilities	-	43,065,405	542,959	3,532,025	-	26,192	47,166,581
TOTAL CURRENT LIABILITIES	52,938,275	482,307,291	393,298,177	116,395,415	4,576	536,431	1,045,480,165

NON-CURRENT LIABILITIES
Other non-current financial liabilities	249,693,690	-	1,233,895,436	-	-	-	1,483,589,126
Non-current lease liability	28,337,700	56,084	9,461,026	7,002,997	-		44,857,807
Trade and other non-current payables	-	27,661	117,182,398	-	-	-	117,210,059
Non-current accounts receivable to related parties	-	-	1,164,044,462	-	-	-	1,164,044,462
Other long-term provisions	-	192,728,322	17,513,349	-	-	-	210,241,671
Deferred tax liabilities	-	69,239,139	98,818,423	-	-	-	168,057,562
Non-current provisions for employee benefits	-	74,814,799	723,466	-	-	-	75,538,265
Other non-current non-financial liabilities	-	1,177,968	-	-	-	-	1,177,968
TOTAL NON-CURRENT LIABILITIES	278,031,390	338,043,973	2,641,638,560	7,002,997	-	-	3,264,716,920
TOTAL LIABILITIES	330,969,665	820,351,264	3,034,936,737	123,398,412	4,576	536,431	4,310,197,085

	12-31-2019
LIABILITIES	Unidad de Fomento	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	32,860,004	5	175,954,552	-	-	-	208,814,561
Current lease liability	2,357,438	20,000	2,836,524	628,053	-	-	5,842,015
Trade and other current payables	5,215,585	523,504,426	66,209,531	4,333,666	-	-	599,263,208
Current accounts payable to related parties	-	38,133,907	11,910,024	109,765,956	-	-	159,809,887
Other current provisions	-	4,065,965	-	-	-	-	4,065,965
Current tax liabilities	-	17,940,784	55,049	-	-	-	17,995,833
Other current non-financial liabilities	254,084	38,929,298	2,933,274	3,391,727	-	-	45,508,383
TOTAL CURRENT LIABILITIES	40,687,111	622,594,385	259,898,954	118,119,402	-	-	1,041,299,852

NON-CURRENT LIABILITIES
Other non-current financial liabilities	274,035,059	-	1,418,569,186	-	-	-	1,692,604,245
Non-current lease liability	27,672,124	68,922	12,754,827	7,069,801	-	-	47,565,674
Trade and other non-current payables	-	27,661	56,222,424	-	-	-	56,250,085
Non-current accounts receivable to related parties	-	-	486,839,483	297,534,001	-	-	784,373,484
Other long-term provisions	-	155,315,044	16,545,238	-	-	-	171,860,282
Deferred tax liabilities	-	161,017,178	88,267,463	-	-	-	249,284,641
Non-current provisions for employee benefits	-	65,531,375	632,115	-	-	-	66,163,490
Other non-current non-financial liabilities	-	1,302,759	-	-	-	-	1,302,759
TOTAL NON-CURRENT LIABILITIES	301,707,183	383,262,939	2,079,830,736	304,603,802	-	-	3,069,404,660
TOTAL LIABILITIES	342,394,294	1,005,857,324	2,339,729,690	422,723,204	-	-	4,110,704,512